INVESTMENT SECURITIES - Equity instruments through OCI - Dividend income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of investment securities [abstract]
Dividend income	$ 126,700	$ 141,867	$ 119,988